UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 1999

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings
entries.

Institutional Investment Manager filing this Report:

Name:    Investment Advisors International, Inc.
         1360 East 9th Street
         Cleveland, Ohio 44114

13F File Number:   28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:    Lisa K. Levine
Title:   Associate Counsel
Phone:   216/436-3674
Signature, Place, and Date of Signing:

    Lisa K. Levine      Cleveland, Ohio     August 11, 1999

Report Type (check only one):
[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     157
Form 13F Information Table Total Value:     $210,970,068

           Item #1            Item #2  Item #3   Item #4
Item #5   Item #6   Item #7   Item #8
                              Title of  Cusip
Market          Investment
        Voting
        Name of Issuer         Class    Number    Value  QuantityDiscretion
 Managers Authority
Common Stock
A. Schulman Incorporated              808194104   558,610  32,500   Sole
         Sole
AAR Corp.                             000361105 1,108,309  48,850   Sole
         Sole
Abbott Labs Inc.                      002824100 1,258,929  27,745   Sole
         Sole
Action Performance                    004933107 1,227,600  37,200   Sole
         Sole
Adobe Systems                         00724F101   450,544   5,484   Sole
         Sole
Airborne Freight Corp.                009267107   686,662  24,800   Sole
         Sole
Alcoa Inc.                            031817101   389,813   6,300   Sole
         Sole
AllenTelecom Inc.                     018091108 1,012,000  92,000   Sole
         Sole
Alliance Capital Mgmt. Corp.          018548107   581,634  18,000   Sole
         Sole
American Express                      025816109 1,123,369   8,633   Sole
         Sole
American Home Products                026609107   275,400   4,800   Sole
         Sole
American International Group          026874107 1,885,908  16,084   Sole
         Sole
American Management Systems           027352103   250,252   7,805   Sole
         Sole
Ameritech Corp                        030954101   444,675   6,050   Sole
         Sole
Amgen Inc                             031162100   206,975   3,400   Sole
         Sole
Amkor Technology                      031652100   666,250  65,000   Sole
         Sole
AmSouth Bancorp                       032165102 1,526,037  65,811   Sole
         Sole
Asia Tigers Fund Inc                  04516T105   237,994  25,052   Sole
         Sole
Associates First Capital              046008108   362,046   8,205   Sole
         Sole
AT & T Corp.                          001957109 5,051,858  90,514   Sole
         Sole
Atlantic Richfield                    048825103   258,043   3,088   Sole
         Sole
Baker Fentress & Co                   057213100   614,119  32,322   Sole
         Sole

Bank of America Corp                  060505104 3,003,414  40,967   Sole
         Sole
Bank One Corp.                        06423A103 1,222,888  20,531   Sole
         Sole
Bell & Howell Holdings                077852101 1,264,845  33,450   Sole
         Sole
Bellsouth Corporation                 077852102 1,208,291  26,196   Sole
         Sole
Berkshire Hathaway Class B            084670207   295,680     132   Sole
         Sole
Boston Scientific Corp                101137107   250,447   5,700   Sole
         Sole
Boykin Lodging                        101137108   292,125  19,000   Sole
         Sole
BP Amoco PLC ADR                      101137109 3,903,071  35,973   Sole
         Sole
Brandywine Realty Trust               101137110   198,130  10,000   Sole
         Sole
Bristol-Myers Squibb                  101137111 4,505,074  63,958   Sole
         Sole
Burlington Resources Inc.             101137112   278,617   6,442   Sole
         Sole
CCC Information Services Group        101137113 1,306,813 101,500   Sole
         Sole
Charter One Financial Inc.            101137114 16,911,25 608,034   Sole
         Sole
Chase Manhattan Corp                  101137115   396,170   4,580   Sole
         Sole
Chevron Corp                          101137116 2,558,906  26,918   Sole
         Sole
Cincinnati Financial Corporation      101137117   251,071   6,684   Sole
         Sole
CINergy                               101137118 2,224,320  69,510   Sole
         Sole
Coca-Cola Co.                         101137119   247,752   3,996   Sole
         Sole
Colonial Bancgroup Inc                101137120   167,256  12,000   Sole
         Sole
Conexant Systems Inc.                 101137121   436,053   7,510   Sole
         Sole
Consolidated Stores                   101137122   379,674  14,062   Sole
         Sole
Corrpro Companies Inc                 101137123   215,625  25,000   Sole
         Sole
CVS Corp.                             101137124   409,806   8,075   Sole
         Sole
Diebold Inc.                          253651103 4,895,7491,068,06   Sole
         Sole
Disney, Walt Co.                      253651103   345,059  11,198   Sole
         Sole
Dow Chemical                          253651103   558,250   4,400   Sole
         Sole
Du Pont (EI) de Nemours               263534109   519,179   7,600   Sole
         Sole
Dun & Bradstreet                      263534109   492,588  13,900   Sole
         Sole
E M C Corporation                     268648102   220,000   4,000   Sole
         Sole
Electronic Data Systems               285661104   280,520   4,954   Sole
         Sole
Electronics for Imaging               285661104 1,818,675  35,400   Sole
         Sole
Eli Lilly Co                          285661104   716,250  10,000   Sole
         Sole
Emerald Financial Corp                285661104   283,507  14,400   Sole
         Sole
Emerson Electric                      285661104   906,307  14,400   Sole
         Sole
Enron Corp                            285661104   388,313   4,750   Sole
         Sole
Equitable Co.                         285661104 1,031,800  15,400   Sole
         Sole
Exxon Corporation                     285661104   543,731   7,050   Sole
         Sole
Fifth Third Bancorp.                  316773100 1,398,622  21,012   Sole
         Sole
First Essex Bancorp Inc               320103104   284,375  17,500   Sole
         Sole
Firstar Inc.                          33763V109 2,715,440  96,980   Sole
         Sole
FirstMerit Corp                       337915102 1,158,385  41,278   Sole
         Sole
Ford Motor Corp                       345370100   676,692  11,990   Sole
         Sole
Fort James                            347471104   956,798  25,262   Sole
         Sole
Gabelli Equity Trust                  362397101   420,663  33,993   Sole
         Sole
Galileo International                 363547100 1,498,936  28,050   Sole
         Sole
Gannett Company Inc.                  364730101   270,940   3,796   Sole
         Sole
General Electric                      369604103 8,186,059  72,443   Sole
         Sole
General Instrument Corp               370120107   297,500   7,000   Sole
         Sole
Gilead Sciences Inc                   375558103   522,500  10,000   Sole
         Sole
Glaxo Wellcome PLC ADR                37733W105   283,125   5,000   Sole
         Sole
Greenpoint Financial Corp.            395384100   774,387  23,600   Sole
         Sole
GTE Corp                              362320103 2,611,168  34,585   Sole
         Sole
H & Q Healthcare Fund                 404052102   602,340  41,361   Sole
         Sole
H & Q Life Sciences Fund              404053100   363,875  29,110   Sole
         Sole
Hagler Bailly                         405182104   335,175  32,700   Sole
         Sole
Harley Davidson Inc.                  412822108 1,685,081  30,990   Sole
         Sole
Hertz Corporation                     428040109 1,004,400  16,200   Sole
         Sole
Hewlett-Packard Company               428236103 2,250,195  22,390   Sole
         Sole
Home Depot                            437076102 2,474,677  38,404   Sole
         Sole
Ingersoll-Rand                        456866102   484,688   7,500   Sole
         Sole
Intel Corp                            458140100 5,012,280  84,240   Sole
         Sole
International Business Machines       459200101 4,108,858  31,790   Sole
         Sole
International Game Technology         459902102   331,150  17,900   Sole
         Sole
International Total Service           460499106    49,733  15,600   Sole
         Sole
Invacare                              461203101 1,163,625  43,500   Sole
         Sole
J. Alexanders Corp                    466096104   224,860  57,100   Sole
         Sole
J.P. Morgan & Co., Inc.               616880100 1,144,935   8,149   Sole
         Sole
Johnson & Johnson                     478160104 2,796,724  28,538   Sole
         Sole
KeyCorp                               493267108 3,115,740  96,988   Sole
         Sole
Lam Research Corp                     512807108   933,760  20,000   Sole
         Sole
Lamson & Sessions Co.                 513696104    60,000  10,000   Sole
         Sole
Lehman Brothers Holdings              524908100   900,813  14,500   Sole
         Sole
Liberty All-Star Growth Fund          529900102 1,242,445 112,307   Sole
         Sole
Lincoln Electric                      533543203 2,620,925 127,850   Sole
         Sole
London American Ventures Trust        G55636107    82,025 215,000   Sole
         Sole
Lucent Technologies                   549463107 6,397,641  94,867   Sole
         Sole
M.A. Hanna Co                         410522106 2,847,884 173,250   Sole
         Sole
Martek Biosciences Corp               572901106   867,850 102,100   Sole
         Sole
Mattel, Inc.                          577081102   325,256  12,450   Sole
         Sole
May Department Stores                 577778103   423,056  10,350   Sole
         Sole
McDonalds Corp                        580135101 1,874,066  45,570   Sole
         Sole
MCI Worldcom Inc.                     58268B106 7,532,406  87,522   Sole
         Sole
Medimmune Inc.                        584669102   677,500  10,000   Sole
         Sole
Merck & Co                            589331107 1,197,290  16,262   Sole
         Sole
Microsoft Corporation                 594918104 1,467,810  16,275   Sole
         Sole
Milton Federal Financial Corp.        601795107   140,250  11,000   Sole
         Sole
Mobil Corporation                     607059102   428,575   4,340   Sole
         Sole
Moog Inc Class A                      615394202   275,000   8,000   Sole
         Sole
Motorola Incorporated                 620076109   676,041   7,135   Sole
         Sole
New Plan Excel Realty                 648053106   275,400  15,300   Sole
         Sole
Oak Hill Financial Inc.               671337103   232,688  12,750   Sole
         Sole
Office Depot Inc                      676220106   443,466  20,100   Sole
         Sole
Oglebay Norton Company                677007106   640,800  28,800   Sole
         Sole
Oracle Systems                        68389x105 1,069,200  28,800   Sole
         Sole
Parker-Hannifin                       701094104 1,760,826  38,488   Sole
         Sole
Peapod Inc.                           704718105   408,807  51,500   Sole
         Sole
Pepsico Inc.                          713448108   562,524  14,540   Sole
         Sole
Petshealth                            71676U107   540,0001,080,00   Sole
         Sole
Pfizer Inc                            717081103 3,393,061  31,129   Sole
         Sole
Pioneeer Standard Electronics         723877106   174,000  14,500   Sole
         Sole
Prison Realty Trust                   74264N105   101,928  10,387   Sole
         Sole
Procter & Gamble                      742718109 3,154,720  35,347   Sole
         Sole
Progressive Corp                      743315103 10,428,69  71,922   Sole
         Sole
PVF Capital Corp                      693654105   618,125  43,000   Sole
         Sole
Qualcomm Incorporated                 747525103 3,573,150  24,900   Sole
         Sole
Republic Security Financial Corp.     760758102   167,500  20,000   Sole
         Sole
Rockwell International                773903109   912,465  15,020   Sole
         Sole
Royal Dutch Petroleum                 780257705 1,347,672  22,368   Sole
         Sole
RPM Inc.                              749685103   556,255  39,206   Sole
         Sole
Safeguard Scientific Inc              786449108   598,500   9,500   Sole
         Sole
SBC Communications                    78387G103   401,940   6,930   Sole
         Sole
Schering-Plough                       806605101 1,418,025  27,010   Sole
         Sole
Seaway Food Town                      812744100 1,006,370  51,280   Sole
         Sole
Smithkline Beecham plc ADR            832378301   812,575  12,300   Sole
         Sole
Sony Corporation ADR                  835699307   987,856   8,950   Sole
         Sole
Southwest Airlines                    844741108 1,707,206  54,850   Sole
         Sole
Spacehab Inc                          846243103   276,750  54,000   Sole
         Sole
Steris Corp                           859152100   590,163  30,460   Sole
         Sole
Stride Rite Corp.                     863314100   412,520  40,000   Sole
         Sole
Sun International Hotels              P8797T133   411,700   9,200   Sole
         Sole
Symbol Technologies Inc.              871508107   660,948  17,924   Sole
         Sole
Texaco Inc                            881694103   230,788   3,700   Sole
         Sole
Time Warner Inc                       887315109 2,638,466  36,330   Sole
         Sole
Tommy Hilfiger                        G8915Z102 1,113,400  15,200   Sole
         Sole
Top Source Technology                 890530108    14,882  14,000   Sole
         Sole
Twentieth Century Energy              901200105         0  10,000   Sole
         Sole
United Dominion Realty Trust Inc.     910197102   141,000  12,000   Sole
         Sole
Urstadt Biddle Class A                917286106   248,063  31,500   Sole
         Sole
Wachovia Corporation                  929771103   588,502   6,878   Sole
         Sole
Walgreen Inc.                         931422109   616,875  21,000   Sole
         Sole
Warner-Lambert                        934488107 3,546,113  51,300   Sole
         Sole
Watson Pharmaceutical                 942683103   561,008  16,000   Sole
         Sole
White Mountain Insurance Group        964126106   775,500   5,500   Sole
         Sole
Xerox Corp                            984121103 4,601,008  77,900   Sole
         Sole
XL Capital Ltd.                       G98255105   816,369  14,449   Sole
         Sole
Zweig Fund                            989834106   153,525  13,800   Sole
         Sole


PREFERRED STOCK
Gabelli Equity Trust Pfd 7.25%        362397309 1,021,938  41,500   Sole
         Sole
Merrill Lynch Capital Trust 7.28% Pfd  59021K20   806,454  33,000   Sole
         Sole


CONVERTIBLE PREFERRED
Jameson Inns Inc.                     470457300   244,528  18,900   Sole
         Sole